Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Golub Capital Private Credit Fund
Entity Central Index Key	0001930087